Note 15 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of commitments [text block]

15.    COMMITMENTS AND CONTINGENCIES

The following table discloses the contractual obligations of the Company and its subsidiaries as at December 31, 2021 for committed exploration work and committed other obligations.

Total

Committed exploration expenditures	$-

Minera Juanicipio (1)&(2)	-

Consulting contract commitments	145
Total Obligations and Commitments	$145

(1)

Although the Company makes cash advances to the Juanicipio Entities as cash called by the operator Fresnillo (based on approved budgets), they are not contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in the Juanicipio Entities.

(2)

According to the operator, Fresnillo, contractual commitments including project development and for continuing operations total $36,682 and purchase orders issued for project capital and sustaining capital total $43,584, with respect to the Juanicipio Project on a 100% basis as at December 31, 2021 ( December 31, 2020: combined contractual commitments and purchase orders issued totaled $192,173 on a 100% basis).

The Company also has discretionary commitments for property option payments and exploration expenditures as outlined above in Note 7 Exploration and Evaluation Assets. There is no obligation to make any of those payments or to conduct any work on its optioned properties. As the Company advances them, it evaluates exploration results and determines at its own discretion which option payments to make and which additional exploration work to undertake in order to comply with the funding requirements.

The Company could be subject to various investigations, claims and legal and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters would be subject to various uncertainties and it is possible that some matters may be resolved unfavourably to the Company. Certain conditions may exist as of the date of the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company is not aware of any such claims or investigations, and as such has not recorded any related provisions and does not expect such matters to result in a material impact on the results of operations, cash flows and financial position.